Share-based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Options Granted and Outstanding

The following table provides detail of the options granted and outstanding (dollars in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2023	54	$5.03	5.7	$—
Granted	—	—
Forfeited/Expired	(3)	$6.78
Options outstanding as of March 31, 2024	51	$4.95	5.7	$—

Options exercisable as of March 31, 2024	45	$5.42	5.4	$—

The following table provides detail of the options granted and outstanding (dollars in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2021	61	$6.10	8.5	$—
Granted	14	$2.24
Forfeited/Expired	(5)	$5.26
Options outstanding as of December 31, 2022	70	$5.39	7.2	$—

Options exercisable as of December 31, 2022	49	$5.84	6.5	$—
Fully vested options as of December 31, 2022	49	$5.84	6.5	$—
Options expected to vest as of December 31, 2022	21	$4.32	8.8	$—

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding as of December 31, 2022	70	$5.39	7.2	$—
Granted	5	0.35
Forfeited/Expired	(21)	5.19
Options outstanding as of December 31, 2023	54	$5.03	5.7	$—

Options exercisable as of December 31, 2023	46	$5.54	5.2	$—
Fully vested options as of December 31, 2023	46	$5.54	5.2	$—
Options expected to vest as of December 31, 2023	8	$1.74	8.9	$—

Schedule of Fair Value Assumptions

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model, using the following assumptions primarily based on historical data:

Three Months Ended March 31,
	2024	2023
Risk-free interest rate	0.33 - 4.02%	0.33 - 4.02%
Expected volatility (1)	0.0% - 72.5%	0.0% - 72.5%
Expected dividend yield	—%	—%
Expected life (years) (2)	0 - 7.6	0 - 7.6

(1)	Expected volatility was determined using a combination of historical volatility and implied volatility.
(2)	For certain options, the simplified method is utilized to determine the expected life due to the lack of historical data.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model, using the following assumptions primarily based on historical data:

Years Ended December 31,
	2023	2022
Risk-free interest rate	0.33 - 4.02%	1.70 - 4.02%
Expected volatility (1)	0.0% - 72.5%	65.0% - 72.5%
Expected dividend yield	—%	—%
Expected life (years) (2)	0 - 7.6	6.0 - 6.5

(1)	Expected volatility was determined using a combination of historical volatility and implied volatility.
(2)	For certain options, the simplified method is utilized to determine the expected life due to the lack of historical data.